Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 16, 2016	Jan. 26, 2016	Dec. 31, 2015
Subsequent events:
Dividend declared, date			Jan. 26, 2016
Dividend payable, date			Mar. 10, 2016
Shareholders of record, date			Feb. 10, 2016
Subsequent event
Subsequent events:
Dividend declared (in dollars per share)		$ 1.3
Subsequent event | Bond
Subsequent events:
Bonds issued	$ 5,000
Subsequent event | 18-month floating rate bonds
Subsequent events:
Bonds issued	$ 900
Maturity term	18 months
Subsequent event | 18-month floating rate bonds | LIBOR
Subsequent events:
Interest rate margin (as a percent)	0.45%
Subsequent event | Three-year fixed rate bonds with 1.8 percent coupon rate
Subsequent events:
Bonds issued	$ 1,200
Maturity term	3 years
Debt instrument, interest rate (as a percent)	1.80%
Subsequent event | 5-year fixed-rate bonds with 2.25 percent coupon rate
Subsequent events:
Bonds issued	$ 900
Maturity term	5 years
Debt instrument, interest rate (as a percent)	2.25%
Subsequent event | Ten-year fixed rate bonds with 3.45% coupon rate
Subsequent events:
Bonds issued	$ 1,350
Maturity term	10 years
Debt instrument, interest rate (as a percent)	3.45%
Subsequent event | 30-year fixed-rate bonds with 4.7 percent coupon
Subsequent events:
Bonds issued	$ 650
Maturity term	30 years
Debt instrument, interest rate (as a percent)	4.70%